Deferred Tax	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred Tax	DEFERRED TAX
The movements in the deferred tax liabilities and assets during the years ended December 31, 2022 and 2021 are as follows:

Deferred tax liabilities

	Collaboration revenue	Difference allowance in excess of related depreciation	Right of use assets	Total
	US$’000	US$’000	US$’000	US$’000
At January 1, 2021	(28,211)	(6,672)	(159)	(35,042)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,086	(1,964)	159	12,281
Gross deferred tax liabilities at December 31, 2021	(14,125)	(8,636)	—	(22,761)
At January 1, 2022	(14,125)	(8,636)	—	(22,761)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,125	885	(114)	14,896
Gross deferred tax liabilities at December 31, 2022	—	(7,751)	(114)	(7,865)

Deferred tax assets

	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liability	Cost recovery of R&D expense	R&D credit	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2021	15,081	5,342	608	165	—	9,605	30,801
Deferred tax charged to the statement of profit or loss during the year	5,367	(4,286)	649	(165)	—	(9,605)	(8,040)
Gross deferred tax assets at December 31, 2021	20,448	1,056	1,257	—	—	—	22,761
At January 1, 2022	20,448	1,056	1,257	—	—	—	22,761
Deferred tax charged to the statement of profit or loss during the year	(20,448)	194	2,192	120	3,046	—	(14,896)
Gross deferred tax assets at December 31, 2022	—	1,250	3,449	120	3,046	—	7,865
The Company has tax losses arising in Hong Kong of $1.9 million in 2022 (2021: $38.0 thousand) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.
The Company has tax losses arising in Greater China of $90.9 million in 2022 (2021: $91.8 million) that will expire in 5 years for offsetting against future taxable profits of the companies in which the losses arose.
The Company has tax losses arising in Ireland of $118.6 million in 2022 (2021 $82.9 million) that can be carried back for 1 year and carried forward indefinitely for offsetting against taxable profits of the company.
The Company has tax losses arising in the United States of America of $149.9 million in 2022 (2021: $226.6 million) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.
Deferred tax assets have not been recognized in respect of these tax losses as it is not considered probable that taxable profits will be available against which the tax losses can be utilized.
Deferred tax assets have not been recognized in respect of the following items during the reporting year:

	2022	2021
	US$’000	US$’000
Deductible temporary differences	190,133	15,420
Tax losses	966,542	609,200
Total	1,156,675	624,620
Deferred income tax assets are recognized for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. Deferred tax assets have not been recognized in respect of the above items as it is not considered probable that taxable profits will be available against which the above items can be utilized.
Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Greater China. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between Greater China and the jurisdiction of the foreign investors. For the Company, the applicable rate is 10%. The Company is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in Greater China in respect of earnings generated from January 1, 2008.
At December 31, 2022 and 2021, the subsidiaries in Greater China had no distributable retained earnings.
According to the US tax laws, dividends payable by the Company’s US entity, to non-US resident enterprises shall be subject to 30% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between US and the jurisdiction of the foreign investors. For the Company, the applicable rate is 5%. The Company is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in US.
At December 31, 2022 and 2021, the subsidiary in US had no distributable retained earnings.